Risk management - Hedge of a net investment in a foreign operation (Details) - Hedge of a net investment in a foreign operation - COP ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Risk management
Opening balance	$ 4,364,465	$ 1,494,926
Exchange difference	5,507,846	4,577,887
Deferred tax	(1,864,116)	(1,708,348)
Closing balance	$ 8,008,195	$ 4,364,465